Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Investments
Entity Central Index Key	0000869365
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Schwab Treasury Inflation Protected Securities Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Inflation Protected Securities Index Fund
Class Name	Schwab Treasury Inflation Protected Securities Index Fund
Trading Symbol	SWRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$3	0.05% *
*
Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006) 1	2.06%	6.33%	1.81%	2.31%
Bloomberg US Aggregate Bond Index 2	0.93%	5.81%	-0.52%	1.51%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	2.03%	6.36%	1.86%	2.40%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Performance Inception Date	Mar. 31, 2006
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 2,556,000,000
Holdings Count | Holdings	49
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,556
Number of Holdings	49
Portfolio Turnover Rate (not annualized)	17%
30-Day SEC Yield	2.04%
12-Month Distribution Yield	3.56%
Weighted Average Maturity	7.5 Yrs
Weighted Average Duration	6.7 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Com
po
sition By C
red
it Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab U.S. Aggregate Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Aggregate Bond Index Fund
Class Name	Schwab U.S. Aggregate Bond Index Fund
Trading Symbol	SWAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$2	0.04% *
*
Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017) 1	0.97%	5.74%	-0.61%	1.45%
Bloomberg US Aggregate Bond Index	0.93%	5.81%	-0.52%	1.56%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Performance Inception Date	Feb. 23, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 5,496,000,000
Holdings Count | Holdings	10,642
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$5,496
Number of Holdings	10,642
Portfolio Turnover Rate (not annualized)	20%
30-Day SEC Yield	4.37%
12-Month Distribution Yield	3.86%
Weighted Average Maturity	8.3 Yrs
Weighted Average Duration	6.0 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab Short-Term Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Short-Term Bond Index Fund
Class Name	Schwab Short-Term Bond Index Fund
Trading Symbol	SWSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$3	0.06% *
*
Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017) 1	1.72%	5.62%	1.11%	1.79%
Bloomberg US Aggregate Bond Index 2	0.93%	5.81%	-0.52%	1.56%
Bloomberg US Government/Credit 1-5 Year Index	1.72%	5.69%	1.20%	1.89%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Feb. 23, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,460,000,000
Holdings Count | Holdings	2,518
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,460
Number of Holdings	2,518
Portfolio Turnover Rate (not annualized)	24%
30-Day SEC Yield	4.35%
12-Month Distribution Yield	3.98%
Weighted Average Maturity	2.8 Yrs
Weighted Average Duration	2.6 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Com
pos
ition By C
re
dit Quality % of Investments
2,3
Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab Tax-Free Bond Fund
Class Name	Schwab Tax-Free Bond Fund
Trading Symbol	SWNTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund*	$19	0.38% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 19	[2]
Expense Ratio, Percent	0.38%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992) 1,2	1.30%	3.13%	0.56%	1.88%
Bloomberg Municipal Bond Index 3	1.26%	2.96%	0.67%	2.33%
Bloomberg Municipal 3-15 Year Blend Index	1.41%	2.65%	0.84%	2.24%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Sep. 11, 1992
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 593,976,000
Holdings Count | Holdings	413
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$593,976
Number of Holdings	413
Portfolio Turnover Rate (not annualized)	22%
30-Day SEC Yield	3.44%
30-Day SEC Yield-No Waiver	3.42%
12-Month Distribution Yield	3.44%
Weighted Average Maturity	7.1 Yrs
Weighted Average Duration	6.2 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Com
po
sition By Credit
Qua
lity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab California Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab California Tax-Free Bond Fund
Class Name	Schwab California Tax-Free Bond Fund
Trading Symbol	SWCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling

1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund*	$19	0.38% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 19	[2]
Expense Ratio, Percent	0.38%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992) 1,2	1.13%	2.99%	0.48%	1.79%
Bloomberg Municipal Bond Index 3	1.26%	2.96%	0.67%	2.33%
Bloomberg California Municipal 3-15 Year Blend Index 4	1.23%	2.28%	0.71%	N/A 5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.

Performance Inception Date	Feb. 24, 1992
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 448,713,000
Holdings Count | Holdings	342
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$448,713
Number of Holdings	342
Portfolio Turnover Rate (not annualized)	13%
30-Day SEC Yield	3.16%
30-Day SEC Yield-No Waiver	3.12%
12-Month Distribution Yield	3.13%
Weighted Average Maturity	6.1 Yrs
Weighted Average Duration	5.6 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Co
mp
osition By C
redi
t Quality % of Investments
1
Portfolio holdings may have changed since the report date.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab Opportunistic Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab Opportunistic Municipal Bond Fund
Class Name	Schwab Opportunistic Municipal Bond Fund
Trading Symbol	SWHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund*	$25	0.50% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 25	[2]
Expense Ratio, Percent	0.50%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014) 1,2,3,4	1.12%	3.22%	-0.38%	2.39%
Bloomberg Municipal Bond Index	1.26%	2.96%	0.67%	2.33%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.

Performance Inception Date	Mar. 31, 2014	[3]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 74,711,000
Holdings Count | Holdings	261
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$74,711
Number of Holdings	261
Portfolio Turnover Rate (not annualized)	17%
30-Day SEC Yield	3.52%
30-Day SEC Yield-No Waiver	3.44%
12-Month Distribution Yield	3.73%
Weighted Average Maturity	9.7 Yrs
Weighted Average Duration	8.1 Yrs

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

[1]	Annualized.
[2]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[3]	Inception date is that of the predecessor fund.